CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,100,444	$ 749,977
Marketable securities	6,004	20,604
Accounts receivable, net of allowance of $8,540 and $11,088, respectively	207,408	229,830
Other current assets	161,530	156,339
Total current assets	1,475,386	1,156,750
Property and equipment, net	293,964	270,512
Goodwill	1,675,323	1,616,154
Intangible assets, net	445,336	482,904
Long-term investments	179,990	161,278
Other non-current assets	164,685	118,230
TOTAL ASSETS	4,234,684	3,805,828
LIABILITIES:
Current maturities of long-term debt		15,844
Accounts payable, trade	77,653	98,314
Deferred revenue	158,206	155,499
Accrued expenses and other current liabilities	351,038	355,232
Total current liabilities	586,897	624,889
Long-term debt, net of current maturities	1,080,000	580,000
Income taxes payable	416,384	479,945
Deferred income taxes	320,748	323,403
Other long-term liabilities	58,393	31,830
Redeemable noncontrolling interests	42,861	58,126
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,562,567	11,607,367
Accumulated deficit	(32,735)	(318,519)
Accumulated other comprehensive loss	(13,046)	(32,169)
Treasury stock 184,945,527 and 182,878,295 shares, respectively	(9,830,317)	(9,601,218)
Total IAC shareholders' equity	1,686,736	1,655,728
Noncontrolling interests	42,665	51,907
Total shareholders' equity	1,729,401	1,707,635
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,234,684	3,805,828
Common stock
SHAREHOLDERS' EQUITY:
Common stock	251	251
Class B convertible common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16